Loss Per Share (Details) - Schedule of computation of basic and diluted loss per common share - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Computation Of Basic And Diluted Loss Per Common Share Abstract
Net loss attributable to BIT BROTHER LTD’s Shareholders	$ (3,860,121)	$ (4,702,810)
Loss per share- basic and diluted	$ (0.36)	$ (0.08)
Weighted Average Shares Outstanding-Basic and Diluted	10,739,250	55,507,725